Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 892	$ 760
Liabilities currently not deductible for tax	400	269
Operating lease liabilities	399	367
Other assets tax value in excess of book values	150	87
Tax credit carryforwards	90	87
Unrealized losses on remeasurement of investments	79	37
Unrealized loss on foreign exchange hedges and retirement liabilities	44	70
Others	29	29
Deferred tax assets, Gross, Total	2,083	1,706
Valuation allowance against tax benefit of loss carryforwards	(597)	(579)
Other valuation allowance	(221)	(198)
Deferred tax assets, Net, Total	1,265	929
Operating lease right-of-use assets	403	372
Tax depreciation in excess of book depreciation	232	186
Tax on undistributed foreign earnings	171	171
Unrealized gain on foreign exchange hedges and retirement liabilities	22	21
Deferred tax liabilities, Total	828	750
Net deferred tax assets (liabilities)	$ 437	$ 179